Schedule of Bank Borrowings Interest (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Interest expense	$ 7,088	$ 9,327	$ 48,000	$ 64,000	$ 41,599	$ 75,184
Property Loan [Member]
Short-Term Debt [Line Items]
Interest expense	3,487	4,588	11,074	14,766	8,164	13,602
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest expense	3,601	4,739	18,860	25,146	14,057	36,793
Trust Receipt [Member]
Short-Term Debt [Line Items]
Interest expense			$ 18,066	$ 24,088	$ 19,378	$ 24,789